LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share for the years ended December 31, 2017, 2018 and 2019 are calculated as follows:

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Loss for the year:
From continuing operations	(6,179)	(6,176)	(5,645)	(810)
From discontinued operations	(23,817)	—	—	—

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916	24,910,916

Loss per share:
Basic and diluted:
From continuing operations	(0.25)	(0.25)	(0.23)	(0.03)
From discontinued operations	(0.95)	—	—	—
Net loss per share	(1.20)	(0.25)	(0.23)	(0.03)